Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	LGL Systems Acquisition Corp [Member]	Additional Paid-in Capital	Additional Paid-in Capital LGL Systems Acquisition Corp [Member]	(Accumulated Deficit)/ Retained Earnings	(Accumulated Deficit)/ Retained Earnings LGL Systems Acquisition Corp [Member]	Accumulated Other Comprehensive Income (Loss)	Subscription Notes Receivable	Series A Preferred Stock	Series B Preferred Stock	Class A Common Stock	Class A Common Stock LGL Systems Acquisition Corp [Member]	Class A Common Stock Common Stock LGL Systems Acquisition Corp [Member]	Class B Common Stock	Class B Common Stock LGL Systems Acquisition Corp [Member]	Class B Common Stock Common Stock LGL Systems Acquisition Corp [Member]
Beginning Balance at Jan. 31, 2019	$ (70,687,000)		$ 1,675,000		$ (71,797,000)		$ 222,000	$ (793,000)	$ 32,500,000	$ 78,086,000	$ 4,000			$ 2,000
Beginning Balance (in Shares) at Jan. 31, 2019									794,000	1,071,000	35,690,000			17,607,000
Issuance of Founder Shares to sponsor	88,000		183,000					(95,000)
Issuance of Founder Shares to sponsor (in Shares)											448,000
Issuance of Series B preferred stock										$ 10,625,000
Issuance of Series B preferred stock (in Shares)										146,000
Interest earned on subscription notes receivable	12,000		12,000					(12,000)
Stock-based compensation	171,000		171,000
Unrealized gain(loss) on investments	175,000						175,000
Net income (loss)	(47,869,000)				(47,869,000)
Foreign currency translation adjustment, net of tax of $0	(3,000)						(3,000)
Ending Balance at Jan. 31, 2020	(118,125,000)		2,041,000		(119,666,000)		394,000	(900,000)	$ 32,500,000	$ 88,711,000	$ 4,000			$ 2,000
Ending Balance (in Shares) at Jan. 31, 2020									794,000	1,217,000	36,138,000			17,607,000
Beginning Balance at Apr. 30, 2019
Beginning Balance (in Shares) at Apr. 30, 2019
Issuance of Founder Shares to sponsor		25,000		24,569											$ 431
Issuance of Founder Shares to sponsor (in Shares)															4,312,500
Sale of 17,250,000 Units, net of underwriting discounts and offering expenses		154,239,393		154,237,668								$ 1,725
Sale of 17,250,000 Units, net of underwriting discounts and offering expenses (in Shares)												17,250,000
Common stock subject to redemption		(148,185,229)		(148,183,747)								$ (1,482)
Common stock subject to redemption (in Shares)												(14,818,523)
Net income (loss)		(1,079,160)				(1,079,160)
Ending Balance at Dec. 31, 2019		5,000,004		6,078,490		(1,079,160)						$ 243			$ 431
Ending Balance (in Shares) at Dec. 31, 2019												2,431,477			4,312,500
Common stock subject to redemption		(1,465,324)		(1,465,314)								$ (10)
Common stock subject to redemption (in Shares)												(104,403)
Net income (loss)		1,465,321				1,465,321
Ending Balance at Mar. 31, 2020		5,000,001		4,613,176		386,161						$ 233			$ 431
Ending Balance (in Shares) at Mar. 31, 2020												2,327,074,000			4,312,500,000
Beginning Balance at Dec. 31, 2019		5,000,004		6,078,490		(1,079,160)						$ 243			$ 431
Beginning Balance (in Shares) at Dec. 31, 2019												2,431,477			4,312,500
Common stock subject to redemption		8,829,684		8,829,592								$ 93
Common stock subject to redemption (in Shares)												930,444
Net income (loss)		(8,289,688)				(8,829,688)
Ending Balance at Dec. 31, 2020		5,000,001		14,908,082		(9,908,848)						$ 336			$ 431
Ending Balance (in Shares) at Dec. 31, 2020												3,361,921			4,312,500
Beginning Balance at Jan. 31, 2020	(118,125,000)		2,041,000		(119,666,000)		394,000	(900,000)	$ 32,500,000	$ 88,711,000	$ 4,000			$ 2,000
Beginning Balance (in Shares) at Jan. 31, 2020									794,000	1,217,000	36,138,000			17,607,000
Issuance of Founder Shares to sponsor	6,000		6,000
Issuance of Founder Shares to sponsor (in Shares)											12,000
Issuance of Series B preferred stock										$ 41,609,000
Issuance of Series B preferred stock (in Shares)										571,000
Interest earned on subscription notes receivable			4,000					(4,000)
Payments on subscription notes receivable	3,000							3,000
Stock-based compensation	31,000		31,000
Unrealized gain(loss) on investments	(2,000)						(2,000)
Net income (loss)	(16,417,000)				(16,417,000)
Foreign currency translation adjustment, net of tax of $0	3,000						3,000
Ending Balance at Apr. 30, 2020	(134,501,000)		2,082,000		(136,083,000)		395,000	(901,000)	$ 32,500,000	$ 130,320,000	$ 4,000			$ 2,000
Ending Balance (in Shares) at Apr. 30, 2020									794,000	1,788,000	36,150,000			17,607,000
Beginning Balance at Jan. 31, 2020	(118,125,000)		2,041,000		(119,666,000)		394,000	(900,000)	$ 32,500,000	$ 88,711,000	$ 4,000			$ 2,000
Beginning Balance (in Shares) at Jan. 31, 2020									794,000	1,217,000	36,138,000			17,607,000
Interest earned on subscription notes receivable	8,000
Ending Balance at Jul. 31, 2020	(148,697,000)		2,127,000		(150,368,000)		443,000	(905,000)	$ 32,500,000	$ 130,320,000	$ 4,000			$ 2,000
Ending Balance (in Shares) at Jul. 31, 2020									794,000	1,788,000	36,197,000			17,607,000
Beginning Balance at Jan. 31, 2020	(118,125,000)		2,041,000		(119,666,000)		394,000	(900,000)	$ 32,500,000	$ 88,711,000	$ 4,000			$ 2,000
Beginning Balance (in Shares) at Jan. 31, 2020									794,000	1,217,000	36,138,000			17,607,000
Issuance of Founder Shares to sponsor	206,000		206,000
Issuance of Founder Shares to sponsor (in Shares)											495,000
Issuance of Series B preferred stock										$ 57,387,000
Issuance of Series B preferred stock (in Shares)										787,000
Interest earned on subscription notes receivable	16,000		16,000					(16,000)
Payments on subscription notes receivable	81,000							81,000
Stock-based compensation	(6,000)		(6,000)
Unrealized gain(loss) on investments	(397,000)						(397,000)
Net income (loss)	(55,373,000)				(55,373,000)
Foreign currency translation adjustment, net of tax of $0	42,000						42,000
Ending Balance at Jan. 31, 2021	(173,572,000)		2,257,000		(175,039,000)		39,000	(835,000)	$ 32,500,000	$ 146,098,000	$ 4,000			$ 2,000
Ending Balance (in Shares) at Jan. 31, 2021									794,000	2,004,000	36,633,000			17,607,000
Beginning Balance at Mar. 31, 2020		5,000,001		4,613,176		386,161						$ 233			$ 431
Beginning Balance (in Shares) at Mar. 31, 2020												2,327,074,000			4,312,500,000
Common stock subject to redemption		(690,075)		(690,069)								$ (6)
Common stock subject to redemption (in Shares)												(58,234)
Net income (loss)		690,075				690,075
Ending Balance at Jun. 30, 2020		5,000,001		3,923,107		1,076,236						$ 227			$ 431
Ending Balance (in Shares) at Jun. 30, 2020												2,268,841,000			4,312,500,000
Beginning Balance at Apr. 30, 2020	(134,501,000)		2,082,000		(136,083,000)		395,000	(901,000)	$ 32,500,000	$ 130,320,000	$ 4,000			$ 2,000
Beginning Balance (in Shares) at Apr. 30, 2020									794,000	1,788,000	36,150,000			17,607,000
Issuance of Founder Shares to sponsor	16,000		16,000
Issuance of Founder Shares to sponsor (in Shares)											47,000
Interest earned on subscription notes receivable			4,000					(4,000)
Stock-based compensation	25,000		25,000
Net income (loss)	(14,285,000)				(14,285,000)
Foreign currency translation adjustment, net of tax of $0	48,000						48,000
Ending Balance at Jul. 31, 2020	(148,697,000)		2,127,000		(150,368,000)		443,000	(905,000)	$ 32,500,000	$ 130,320,000	$ 4,000			$ 2,000
Ending Balance (in Shares) at Jul. 31, 2020									794,000	1,788,000	36,197,000			17,607,000
Beginning Balance at Dec. 31, 2020		5,000,001		14,908,082		(9,908,848)						$ 336			$ 431
Beginning Balance (in Shares) at Dec. 31, 2020												3,361,921			4,312,500
Common stock subject to redemption		(4,783,501)		(4,783,453)								$ (48)
Common stock subject to redemption (in Shares)												(480,663)
Net income (loss)		4,783,501				4,783,501
Ending Balance at Mar. 31, 2021		5,000,001		10,124,629		(5,125,347)						$ 288			$ 431
Ending Balance (in Shares) at Mar. 31, 2021												2,881,258			4,312,500
Beginning Balance at Jan. 31, 2021	(173,572,000)		2,257,000		(175,039,000)		39,000	(835,000)	$ 32,500,000	$ 146,098,000	$ 4,000			$ 2,000
Beginning Balance (in Shares) at Jan. 31, 2021									794,000	2,004,000	36,633,000			17,607,000
Issuance of Founder Shares to sponsor	209,000		209,000
Issuance of Founder Shares to sponsor (in Shares)											509,000
Interest earned on subscription notes receivable			4,000					(4,000)
Payments on subscription notes receivable	62,000							62,000
Stock-based compensation	17,000		17,000
Net income (loss)	(15,500,000)				(15,500,000)
Foreign currency translation adjustment, net of tax of $0	(2,000)						(2,000)
Ending Balance at Apr. 30, 2021	(188,786,000)		2,487,000		(190,539,000)		37,000	(777,000)	$ 32,500,000	$ 146,098,000	$ 4,000			$ 2,000
Ending Balance (in Shares) at Apr. 30, 2021									794,000	2,004,000	37,142,000			17,607,000
Beginning Balance at Jan. 31, 2021	(173,572,000)		2,257,000		(175,039,000)		39,000	(835,000)	$ 32,500,000	$ 146,098,000	$ 4,000			$ 2,000
Beginning Balance (in Shares) at Jan. 31, 2021									794,000	2,004,000	36,633,000			17,607,000
Interest earned on subscription notes receivable	6,000
Ending Balance at Jul. 31, 2021	(205,698,000)		2,585,000		(207,706,000)		(35,000)	(548,000)	$ 32,500,000	$ 146,098,000	$ 4,000			$ 2,000
Ending Balance (in Shares) at Jul. 31, 2021									794,000	2,004,000	37,331,000			17,607,000
Beginning Balance at Mar. 31, 2021		5,000,001		10,124,629		(5,125,347)						$ 288			$ 431
Beginning Balance (in Shares) at Mar. 31, 2021												2,881,258			4,312,500
Common stock subject to redemption		9,728,884		9,728,787								$ 97
Common stock subject to redemption (in Shares)												966,967
Net income (loss)		(9,728,884)				(9,728,884)
Ending Balance at Jun. 30, 2021		$ 5,000,001		$ 19,853,416		$ (14,854,231)						$ 385			$ 431
Ending Balance (in Shares) at Jun. 30, 2021												3,848,225			4,312,500
Beginning Balance at Apr. 30, 2021	(188,786,000)		2,487,000		(190,539,000)		37,000	(777,000)	$ 32,500,000	$ 146,098,000	$ 4,000			$ 2,000
Beginning Balance (in Shares) at Apr. 30, 2021									794,000	2,004,000	37,142,000			17,607,000
Issuance of Founder Shares to sponsor	86,000		86,000
Issuance of Founder Shares to sponsor (in Shares)											189,000
Interest earned on subscription notes receivable			2,000					(2,000)
Payments on subscription notes receivable	231,000							231,000
Stock-based compensation	10,000		10,000
Net income (loss)	(17,167,000)				(17,167,000)
Foreign currency translation adjustment, net of tax of $0	(72,000)						(72,000)
Ending Balance at Jul. 31, 2021	$ (205,698,000)		$ 2,585,000		$ (207,706,000)		$ (35,000)	$ (548,000)	$ 32,500,000	$ 146,098,000	$ 4,000			$ 2,000
Ending Balance (in Shares) at Jul. 31, 2021									794,000	2,004,000	37,331,000			17,607,000